Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	80.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 244,000	$ 193,000
Deferred fees	42,000	16,000
Interest paid on deferred fees	17,000	15,000
Life Settlement Contracts, Fair Value Method, Face Value	250,000
Postemployment Benefits, Period Expense	5,000	10,000
Life Settlement Contracts, Period Expense	5,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share Based Compensation Arrangement By ShareBased Payment Award Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,720,529
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	516,332	643,206	775,468
Share Based Compensation Arrangement By Share Based Payment Award Options Exercised Forfited Or Expired Number	1,097,521
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	106,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	25,000	127,000
Allocated Share-based Compensation Expense	148,996	127,286
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	54,458	49,159
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 240,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days